INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [text block] [Abstract]
Disclosure of subsidiaries [text block]

NOTE 14 - INVESTMENTS IN SUBSIDIARIES

(a)	Investments in subsidiaries

The Company has investments in companies recognized as investments in subsidiaries. All the companies defined as subsidiaries have been consolidated within the financial statements of LATAM Airlines Group S.A. and Subsidiaries. The consolidation also includes special-purpose entities.

Detail of significant subsidiaries:

			Ownership
			As of	As of
	Country of	Functional	December 31,	December 31,
Name of significant subsidiary	incorporation	currency	2019	2018
			%	%

Latam Airlines Perú S.A.	Peru	US$	70.00000	70.00000
Lan Cargo S.A.	Chile	US$	99.89395	99.89803
Lan Argentina S.A.	Argentina	ARS	99.98370	99.86560
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Latam Airlines Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional, AIRES S.A.	Colombia	COP	99.19414	99.19061
TAM S.A.	Brazil	BRL	99.99938	99.99938

The consolidated subsidiaries do not have significant restrictions for transferring funds to controller.

Summary financial information of significant subsidiaries

	Statement of financial position as of December 31, 2019						Income for the year ended December 31, 2019
	Total	Current	Non-current	Total	Current	Non-current		Net
Name of significant subsidiary	Assets	Assets	Assets	Liabilities	Liabilities	Liabilities	Revenue	Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	519,363	481,592	37,771	510,672	508,541	2,131	1,186,668	(1,739)
Lan Cargo S.A.	634,852	334,725	300,127	462,666	398,872	63,794	274,774	(4,157)
Lan Argentina S.A.	262,049	255,641	6,408	89,070	86,912	2,158	218,989	(133,408)
Transporte Aéreo S.A.	359,335	101,128	258,207	142,423	46,383	96,040	315,105	14,610
Latam Airlines Ecuador S.A.	99,019	95,187	3,832	97,198	86,810	10,388	229,797	(3,411)
Aerovías de Integración Regional, AIRES S.A.	187,001	135,344	51,657	78,990	70,643	8,347	291,235	(3,009)
TAM S.A. (*)	5,036,864	2,580,665	2,456,199	3,497,559	2,556,280	941,279	5,013,293	185,720

	Statement of financial position as of December 31, 2018						Income for the year ended December 31, 2018
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	Restated							Restated
Latam Airlines Perú S.A.	419,325	379,490	39,835	409,221	406,159	3,062	871,860	2,732
Lan Cargo S.A.	513,367	243,499	269,868	336,715	292,399	44,316	190,997	(34,322)
Lan Argentina S.A.	243,230	235,919	7,311	239,234	236,786	2,448	154,878	(132,538)
Transporte Aéreo S.A.	331,496	72,597	258,899	129,233	28,277	100,956	231,221	(17,609)
Latam Airlines Ecuador S.A.	108,735	96,564	12,171	98,238	89,921	8,317	174,821	4,354
Aerovías de Integración Regional, AIRES S.A.	116,352	55,865	60,487	77,984	69,150	8,834	215,366	(6,396)
TAM S.A. (*)	4,420,546	2,007,830	2,412,716	3,256,017	1,832,796	1,423,221	3,434,453	358,616

	Statement of financial position as of December 31, 2017						Income for the year ended December 31, 2017
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	Restated							Restated
Latam Airlines Perú S.A.	315,607	294,308	21,299	303,204	301,476	1,728	1,046,423	1,205
Lan Cargo S.A.	584,169	266,836	317,333	371,934	292,529	79,405	264,544	(30,220)
Lan Argentina S.A.	198,951	166,445	32,506	143,731	139,914	3,817	387,557	(41,636)
Transporte Aéreo S.A.	324,498	30,909	293,589	104,357	36,901	67,456	317,436	2,172
Aerolane Líneas Aéreas Nacionales del Ecuador S.A.	96,407	66,166	30,241	84,123	78,817	5,306	219,039	3,722
Aerovías de Integración Regional, AIRES S.A.	138,138	64,160	73,978	91,431	80,081	11,350	279,414	526
TAM S.A. (*)	4,490,714	1,843,822	2,646,892	3,555,423	2,052,633	1,502,790	4,621,338	160,582

(*)	Corresponds to consolidated information of TAM S.A. and Subsidiaries

(b)	Non-controlling

Equity

			As of	As of	As of	As of
		Country	December 31,	December 31,	December 31,	December 31,
	Tax No.	of origin	2019	2018	2019	2018
			%	%	ThUS$	ThUS$
						Restated
Latam Airlines Perú S.A	0-E	Peru	30.00000	30.00000	2,609	3,032
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	369	(101)
Inversora Cordillera S.A. and Subsidiaries	0-E	Argentina	0.01630	0.13940	(6,276)	8,684
Lan Argentina S.A.	0-E	Argentina	0.02890	0.02890	50	(472)
Americonsult de Guatemala S.A.	0-E	Guatemala	0.87000	1.00000	1	1
Americonsult S.A. and Subsidiaries	0-E	Mexico	0.20000	0.20000	(7)	1
Americonsult Costa Rica S.A.	0-E	Costa Rica	0.20000	1.00000	2	11
Linea Aérea Carguera de Colombiana S.A.	0-E	Colombia	10.00000	10.00000	(755)	(462)
Aerolíneas Regionales de Integración Aires S.A.	0-E	Colombia	0.79880	0.79880	899	378
Transportes Aereos del Mercosur S.A.	0-E	Paraguay	5.02000	5.02000	1,503	1,740
Multiplus S.A.(*)	0-E	Brazil	-	27.26000	-	67,096
Total					(1,605)	79,908

Incomes

			For the year ended			For the year ended
		Country	December 31,	December 31,	December 31,	December 31,
	Tax No.	of origin	2019	2018	2017	2019	2018	2017
			%	%	%	ThUS$	ThUS$	ThUS$

Latam Airlines Perú S.A	0-E	Peru	30.00000	30.00000	30.00000	(1,065)	1,673	360
Lan Cargo S.A. and Subsidiaries	93.383.000-4	Chile	0.10196	0.10196	0.10196	19	(406)	(4)
Promotora Aerea Latinoamericana S.A. and Subsidiaries	0-E	Mexico	-	-	51.00000	-	-	1,416
Inversora Cordillera S.A. and Subsidiaries	0-E	Argentina	0.01630	0.13940	0.13940	359	66	117
Lan Argentina S.A.	0-E	Argentina	0.02890	0.02890	0.02842	48	39	24
Americonsult S.A. and Subsidiaries	0-E	Mexico	0.20000	0.20000	0.20000	(7)	2	-
Linea Aérea Carguera de Colombiana S.A.	0-E	Colombia	10.00000	10.00000	10.00000	(293)	58	398
Aerolíneas Regionales de Integración Aires S.A.	0-E	Colombia	0.79880	0.79880	0.80944	(24)	87	4
Transportes Aereos del Mercosur S.A.	0-E	Paraguay	5.02000	5.02000	5.02000	420	717	299
Multiplus S.A.(*)	0-E	Brazil	-	27.26000	27.26000	5,726	29,739	42,796
Total						5,183	31,975	45,410

(*)	See Note 1 letter (b)